Restricted net assets	12 Months Ended
Dec. 31, 2019
Restricted net assets
Restricted net assets

32.  Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, VIEs and subsidiaries of VIEs registered in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their net income based on PRC accounting standards to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the net income based on PRC accounting standards until such appropriations for the fund reach 50% of the registered capital of the entity. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the discretion of the respective entity.

In addition, in accordance with the PRC Company Laws, the Company’s VIEs and subsidiaries of VIEs, registered as Chinese domestic companies, must make appropriations from their net income based on PRC accounting standards to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the net income based on PRC accounting standards until such appropriations for the fund reached 50% of the registered capital of the entity. Appropriation to the discretionary surplus fund is made at the discretion of the respective entity. In addition, registered capital is also restricted from withdrawal in the PRC.

As of December 31, 2019, the Company’s subsidiaries, VIEs and subsidiaries of VIEs registered in the PRC had registered capital and reserve funds appropriated of RMB24.60 billion.

As a result of these PRC laws and regulations that require annual appropriations of 10% of net income to be set aside, prior to payments of dividends as general reserve fund or statutory reserve fund, the Company’s subsidiaries, VIEs and subsidiaries of VIEs registered in the PRC are restricted in their ability to transfer a portion of their net assets to the Company in the form of dividends, loans and advances. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, funding of future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders.